Interim Condensed Consolidated Statements of Changes in Equity - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands		Common Stock [Member]		Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total [Member]
Balance at Dec. 31, 2022				$ (1,218)	$ 101,260	$ (63,819)	$ 36,223
Balance, shares at Dec. 31, 2022	[1]	232,636,700
Treasury stock, common shares at Dec. 31, 2022				(11,640,460)
Share-based compensation					1,491		1,491
Issuance of shares, net of issuance expenses					2,924		2,924
Issuance of shares, net of issuance expenses, shares	[1]	51,458,000
Sale of treasury shares at cost				$ 1,218		(638)	580
Sale of treasury shares at cost, shares				11,640,460
Net loss for the period						(24,221)	(24,221)
Balance at Dec. 31, 2023					105,675	(88,678)	16,997
Balance, shares at Dec. 31, 2023	[1]	284,094,700
Treasury stock, common shares at Dec. 31, 2023
Share-based compensation					617		617
Net loss for the period						(13,945)	(13,945)
Issuance of shares and pre-funded warrants, net of issuance costs					9,868		9,868
Issuance of shares and pre-funded warrants, net of issuance costs, shares	[1]	93,037,520
Balance at Dec. 31, 2024			[2],[3]		116,160	(102,623)	13,537
Balance, shares at Dec. 31, 2024	[1],[2],[3]	377,132,220
Treasury stock, common shares at Dec. 31, 2024
Share-based compensation			[2],[3]		166		166
Issuance of shares, net of issuance expenses			[2],[3]		13		13
Issuance of shares, net of issuance expenses, shares	[2],[3]	124,240
Net loss for the period			[2],[3]			(3,323)	(3,323)
Balance at Mar. 31, 2025			[2],[3]		116,339	(105,946)	10,393
Balance, shares at Mar. 31, 2025	[2],[3]	377,256,460
Balance at Dec. 31, 2024			[2],[3]		116,160	(102,623)	13,537
Balance, shares at Dec. 31, 2024	[1],[2],[3]	377,132,220
Treasury stock, common shares at Dec. 31, 2024
Balance at Jun. 30, 2025			[2],[3]		117,702	(108,003)	9,699
Balance, shares at Jun. 30, 2025	[2],[3]	413,851,140
Balance at Dec. 31, 2024			[2],[3]		116,160	(102,623)	13,537
Balance, shares at Dec. 31, 2024	[1],[2],[3]	377,132,220
Treasury stock, common shares at Dec. 31, 2024
Share-based compensation					623		623
Issuance of shares, net of issuance expenses					7,157		7,157
Issuance of shares, net of issuance expenses, shares	[1]	180,171,640
Net loss for the period						(8,995)	(8,995)
Exercise of Prefunded warrants								[4]
Exercise of Prefunded warrants, shares	[1]	16,194,340
Exercise of options					12		12
Exercise of options, shares	[1]	1,883,120
Balance at Dec. 31, 2025			[5],[6]		123,952	(111,618)	12,334
Balance, shares at Dec. 31, 2025	[1],[5],[6]	575,381,320
Treasury stock, common shares at Dec. 31, 2025
Balance at Mar. 31, 2025			[2],[3]		116,339	(105,946)	10,393
Balance, shares at Mar. 31, 2025	[2],[3]	377,256,460
Share-based compensation			[2],[3]		79		79
Issuance of shares, net of issuance expenses			[2],[3]		1,282		1,282
Issuance of shares, net of issuance expenses, shares	[2],[3]	20,337,840
Net loss for the period			[2],[3]			(2,057)	(2,057)
Exercise of Prefunded warrants			[2],[3]
Exercise of Prefunded warrants, shares	[2],[3]	16,194,340
Exercise of options			[2],[3]		2		2
Exercise of options, shares	[2],[3]	62,500
Balance at Jun. 30, 2025			[2],[3]		117,702	(108,003)	9,699
Balance, shares at Jun. 30, 2025	[2],[3]	413,851,140
Balance at Dec. 31, 2025			[5],[6]		123,952	(111,618)	12,334
Balance, shares at Dec. 31, 2025	[1],[5],[6]	575,381,320
Share-based compensation			[5],[6]		134		134
Net loss for the period			[5],[6]			(1,773)	(1,773)
Exercise of RSA’s			[5],[6]
Exercise of RSA's, shares	[5],[6]	648,880
Balance at Mar. 31, 2026			[5],[6]		124,086	(113,391)	10,695
Balance, shares at Mar. 31, 2026	[5],[6]	576,030,200
Balance at Dec. 31, 2025			[5],[6]		123,952	(111,618)	12,334
Balance, shares at Dec. 31, 2025	[1],[5],[6]	575,381,320
Treasury stock, common shares at Dec. 31, 2025
Balance at Jun. 30, 2026			[5],[6]		124,241	(115,556)	8,685
Balance, shares at Jun. 30, 2026	[5],[6]	579,648,600
Balance at Mar. 31, 2026			[5],[6]		124,086	(113,391)	10,695
Balance, shares at Mar. 31, 2026	[5],[6]	576,030,200
Share-based compensation			[5],[6]		87		87
Issuance of shares, net of issuance expenses			[5],[6]		68		68
Issuance of shares, net of issuance expenses, shares	[5],[6]	2,780,800
Net loss for the period			[5],[6]			(2,165)	(2,165)
Exercise of RSA’s			[5],[6]
Exercise of RSA's, shares	[5],[6]	837,600
Balance at Jun. 30, 2026			[5],[6]		$ 124,241	$ (115,556)	$ 8,685
Balance, shares at Jun. 30, 2026	[5],[6]	579,648,600

[1]	1 American Depositary Share (ADS) represents 80 Ordinary Shares.
[2]	1 American Depositary Share (ADS) represents 80 Ordinary Shares
[3]	Ordinary shares no par value
[4]	Less than 1 thousand
[5]	1 American Depositary Share (ADS) represents 80 Ordinary Shares
[6]	Ordinary shares no par value